Condensed Consolidating Financial Information - Consolidating Statement of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended															6 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net (loss) income	$ 7,602	$ 11,137	[1]	$ (19,891)	[1]	$ 14,047	[1]	$ 23,570	[1]	$ 7,280	[1]	$ 10,268	[1]	$ 14,170	[1]	$ (5,844)	$ 24,438	$ 4,433	$ 5,293	$ 31,718	$ 12,895	$ 55,288	$ 42,145
Foreign currency translation adjustment, net of tax																		(618)	(130)		(449)	469	513
Comprehensive income (loss)		11,130		(20,034)		14,067		23,419		7,370		10,475		14,493		(5,967)	24,968	3,815	5,163	32,338	12,446	55,757	42,658
Less: Comprehensive income attributable to noncontrolling interest																		315	273		382	263	583
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.		11,047		(20,153)		13,996		23,424		7,328		10,377		14,365		(6,157)	24,742	3,500	4,890	32,070	12,064	55,494	42,075
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss) income																		4,205	5,020		12,521	55,132	41,633
Foreign currency translation adjustment, net of tax																		(705)	(130)		(457)	362	442
Comprehensive income (loss)																		3,500	4,890		12,064	55,494	42,075
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.																		3,500	4,890		12,064	55,494	42,075
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss) income																		7,520	5,688		13,398	56,147	42,311
Foreign currency translation adjustment, net of tax																		(705)	(130)		(457)	362	442
Comprehensive income (loss)																		6,815	5,558		12,941	56,509	42,753
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.																		6,815	5,558		12,941	56,509	42,753
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss) income																		56,746	55,399		74,279	92,080	76,931
Foreign currency translation adjustment, net of tax																		(1,181)	(200)		(521)	415	1,430
Comprehensive income (loss)																		55,565	55,199		73,758	92,495	78,361
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.																		55,565	55,199		73,758	92,495	78,361
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss) income																		2,189	4,550		4,529	3,126	4,166
Foreign currency translation adjustment, net of tax																		340	983		1,060	(417)	(1,741)
Comprehensive income (loss)																		2,529	5,533		5,589	2,709	2,425
Less: Comprehensive income attributable to noncontrolling interest																		315	273		382	263	583
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.																		2,214	5,260		5,207	2,446	1,842
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss) income																		(66,227)	(65,364)		(91,832)	(151,197)	(122,896)
Foreign currency translation adjustment, net of tax																		1,633	(653)		(74)	(253)	(60)
Comprehensive income (loss)																		(64,594)	(66,017)		(91,906)	(151,450)	(122,956)
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.																		$ (64,594)	$ (66,017)		$ (91,906)	$ (151,450)	$ (122,956)

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".